Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Issuable	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 31, 2019	$ 5,947	$ 9,696,471	$ 19,800	$ (3,248,161)	$ 6,474,057
Shares, Outstanding, Beginning Balance at Mar. 31, 2019	5,946,754
Shares issued for services	$ 10	19,790	(19,800)
Stock Issued During Period, Shares, Issued for Services	10,000
Net loss				(5,320,873)	(5,320,873)
Placement of common stock			923,994		923,994
Stock-based compensation		801,244			801,244
Ending balance, value at Mar. 31, 2020	$ 5,957	10,517,505	923,994	(8,569,034)	2,878,422
Shares, Outstanding, Ending Balance at Mar. 31, 2020	5,956,754
Stock-based compensation		344,716			344,716
Net loss				(1,874,157)	(1,874,157)
Placement of common stock	$ 243	2,042,385	(923,994)		1,118,634
Stock Issued During Period, Shares, New Issues	243,299
Ending balance, value at Jun. 30, 2020	$ 6,200	12,904,606		(10,443,191)	2,467,615
Shares, Outstanding, Ending Balance at Jun. 30, 2020	6,200,053
Beginning balance, value at Mar. 31, 2020	$ 5,957	10,517,505	923,994	(8,569,034)	2,878,422
Shares, Outstanding, Beginning Balance at Mar. 31, 2020	5,956,754
Warrants issued with convertible notes
Stock-based compensation					940,374
Net loss					(5,605,431)
Stock Issued During Period, Shares, New Issues	320,796
Shares issuable for services
Ending balance, value at Dec. 31, 2020	$ 6,277	14,167,435		(14,174,465)	(753)
Shares, Outstanding, Ending Balance at Dec. 31, 2020	6,277,550
Beginning balance, value at Mar. 31, 2020	$ 5,957	10,517,505	923,994	(8,569,034)	2,878,422
Shares, Outstanding, Beginning Balance at Mar. 31, 2020	5,956,754
Shares issued for services	$ 24	210,920			210,945
Stock Issued During Period, Shares, Issued for Services	24,500
Net loss				(7,377,976)	(7,377,976)
Placement of common stock	$ 321	2,709,555	(923,994)		1,785,882
Stock Issued During Period, Shares, New Issues	320,796
Stock-based compensation		1,227,578			1,227,578
Ending balance, value at Mar. 31, 2021	$ 6,302	14,665,559		(15,947,010)	(1,275,149)
Shares, Outstanding, Ending Balance at Mar. 31, 2021	6,302,050
Beginning balance, value at Jun. 30, 2020	$ 6,200	12,904,606		(10,443,191)	2,467,615
Shares, Outstanding, Beginning Balance at Jun. 30, 2020	6,200,053
Stock-based compensation		300,604			300,604
Net loss				(1,860,729)	(1,860,729)
Ending balance, value at Sep. 30, 2020	$ 6,200	13,205,210		(12,303,920)	907,490
Shares, Outstanding, Ending Balance at Sep. 30, 2020	6,200,053
Stock-based compensation		295,054			295,054
Net loss				(1,870,545)	(1,870,545)
Placement of common stock	$ 77	667,171			667,248
Stock Issued During Period, Shares, New Issues	77,497
Ending balance, value at Dec. 31, 2020	$ 6,277	14,167,435		(14,174,465)	(753)
Shares, Outstanding, Ending Balance at Dec. 31, 2020	6,277,550
Beginning balance, value at Mar. 31, 2021	$ 6,302	14,665,559		(15,947,010)	(1,275,149)
Shares, Outstanding, Beginning Balance at Mar. 31, 2021	6,302,050
Shares issued for services	$ 20	172,180			172,200
Stock Issued During Period, Shares, Issued for Services	20,000
Warrants issued with convertible notes		3,700,632			3,700,632
Stock-based compensation	$ 2	655,918			655,920
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture	1,836
Net loss				(4,835,091)	(4,835,091)
Stock Issued During Period, Shares, New Issues	30,865
Ending balance, value at Jun. 30, 2021	$ 6,324	19,194,289		(20,782,101)	(1,581,488)
Beginning balance, value at Mar. 31, 2021	$ 6,302	14,665,559		(15,947,010)	(1,275,149)
Shares, Outstanding, Beginning Balance at Mar. 31, 2021	6,302,050
Warrants issued with convertible notes					3,700,632
Stock-based compensation					2,740,086
Net loss					(14,058,155)
Shares issuable for services					149,994
Ending balance, value at Dec. 31, 2021	$ 6,374	21,602,162	149,994	(30,005,165)	(8,246,635)
Shares, Outstanding, Ending Balance at Dec. 31, 2021	6,373,706
Beginning balance, value at Jun. 30, 2021	$ 6,324	19,194,289		(20,782,101)	(1,581,488)
Stock-based compensation	$ 4	862,427			862,431
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture	3,635
Net loss				(4,381,757)	(4,381,757)
Ending balance, value at Sep. 30, 2021	$ 6,328	20,056,716		(25,163,858)	(5,100,814)
Shares, Outstanding, Ending Balance at Sep. 30, 2021	6,327,521
Shares issued for services	$ 8	73,748			73,756
Stock Issued During Period, Shares, Issued for Services	8,334
Stock-based compensation	$ 6	1,221,729			1,221,735
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture	5,775
Net loss				(4,841,307)	(4,841,307)
Placement of common stock	31	249,969			250,000
Shares issuable for services			149,994		149,994
Shares issued for reverse stock split	$ 1				1
Stock Issued During Period, Shares, Reverse Stock Splits	1,211
Ending balance, value at Dec. 31, 2021	$ 6,374	$ 21,602,162	$ 149,994	$ (30,005,165)	$ (8,246,635)
Shares, Outstanding, Ending Balance at Dec. 31, 2021	6,373,706